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        Prospectus and Statement of Additional Information Supplement to
                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS
                               Dated May 1, 1999

Amendment to the Prospectus and Statement of Additional Information

Effective July 1, 1999, the Custodian of Van Eck Worldwide Insurance Trust will be State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

                         Supplement Dated July 14, 1999